CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 640	¥ (12)	¥ 2,409,753		¥ (1,909)	¥ (2,239,281)		¥ 169,191
Beginning balance (in shares) at Dec. 31, 2020 | shares	941,464,520
Beginning balance (in shares) at Dec. 31, 2020 | shares		(17,146,070)
Statement
Net income (loss)						(127,250)		(127,250)
Issuance of ordinary shares at the follow-on public offering	¥ 48		183,140					183,188
Issuance of ordinary shares at the follow-on public offering (in shares) | shares	73,710,080
Share-based compensation			34,715					34,715
Issuance of treasury stock for share incentive plan	¥ 10	¥ (10)
Issuance of treasury stock for share incentive plan (in shares) | shares	15,002,660
Issuance of treasury stock for share incentive plan (in shares) | shares		(15,002,660)
Vesting of restricted shares		¥ 5	(5)
Vesting of restricted shares (in shares) | shares		6,232,100
Vesting of restricted share units		¥ 3	2,853					¥ 2,856
Vesting of restricted share units (in shares) | shares		4,830,900						(1,812,960)	(1,812,960)
Exercise of share options		¥ 3						¥ 3
Exercise of share options (in shares) | shares		4,924,720						(4,925,000)	(4,925,000)
Foreign currency translation adjustment					(7,848)			¥ (7,848)
Ending balance at Dec. 31, 2021	¥ 698	¥ (11)	2,630,456		(9,757)	(2,366,531)		254,855
Ending balance (in shares) at Dec. 31, 2021 | shares	1,030,177,260
Ending balance (in shares) at Dec. 31, 2021 | shares		(16,161,010)
Statement
Net income (loss)						86,517	¥ (13)	86,504
Share-based compensation			24,964					24,964
Issuance of treasury stock for share incentive plan	¥ 13	¥ (13)
Issuance of treasury stock for share incentive plan (in shares) | shares	20,000,000
Issuance of treasury stock for share incentive plan (in shares) | shares		(20,000,000)
Vesting of restricted shares		¥ 3	(3)
Vesting of restricted shares (in shares) | shares		3,625,000
Vesting of restricted share units		¥ 6	2,016					¥ 2,022
Vesting of restricted share units (in shares) | shares		9,286,460						(5,637,860)	(5,637,860)
Exercise of share options		¥ 5						¥ 5
Exercise of share options (in shares) | shares		7,894,340						(7,894,000)	(7,894,000)
Foreign currency translation adjustment					24,314			¥ 24,314
Appropriation to statutory reserves				¥ 529		(529)
Ending balance at Dec. 31, 2022	¥ 711	¥ (10)	2,657,433	529	14,557	(2,280,543)	(13)	392,664
Ending balance (in shares) at Dec. 31, 2022 | shares	1,050,177,260
Ending balance (in shares) at Dec. 31, 2022 | shares		(15,355,210)
Statement
Net income (loss)						(126,651)	(7,864)	(134,515)
Repurchase of common shares		¥ (951)						(951)
Repurchase of common shares (Shares) | shares		(9,165,200)
Capital injection in subsidiary by non-controlling interests shareholder			3,795				(1,496)	2,299
Share-based compensation			23,951					23,951
Issuance of treasury stock for share incentive plan	¥ 14	¥ (14)
Issuance of treasury stock for share incentive plan (in shares) | shares	20,000,000
Issuance of treasury stock for share incentive plan (in shares) | shares		(20,000,000)
Vesting of restricted share units		¥ 11	3,271					¥ 3,282
Vesting of restricted share units (in shares) | shares		17,137,010						(7,989,200)	(7,989,200)
Exercise of share options		¥ 6						¥ 6
Exercise of share options (in shares) | shares		7,506,980						(4,632,000)	(4,632,000)
Foreign currency translation adjustment					3,366		(89)	¥ 3,277	$ 462
Appropriation to statutory reserves				1,113		(1,113)
Ending balance at Dec. 31, 2023	¥ 725	¥ (958)	¥ 2,688,450	¥ 1,642	¥ 17,923	¥ (2,408,307)	¥ (9,462)	¥ 290,013	$ 40,846
Ending balance (in shares) at Dec. 31, 2023 | shares	1,070,177,260
Ending balance (in shares) at Dec. 31, 2023 | shares		(19,876,420)